Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 27,762	$ 1,202
Cost of goods sold	3,293	3,122
Gross profit	24,469	(1,920)
Selling, general and administrative expenses	72,824	84,728
Research and development expenses	13,387	23,380
Impairment of intangibles	28,910	17,730
Total operating expenses	115,121	125,838
Operating loss	(90,652)	(127,758)
Interest expense and amortization of debt discount	4,095	6,014
Other non-operating (gain) loss	48	(995)
Total other non-operating expense	(4,143)	(5,019)
Total loss before income taxes	(94,795)	(132,777)
Income tax benefit	(5,782)	(26,226)
Loss from continuing operations	(89,013)	(106,551)
Income (loss) from discontinued operations before income tax expense	10,508	(165,245)
Income tax expense (benefit) - discontinued operations	1,084	(895)
Income (loss) from discontinued operations, net of tax	9,424	(164,350)
Net and other comprehensive loss	(79,589)	(270,901)
Other comprehensive loss, net
Change in foreign currency translation adjustments		(383)
Comprehensive loss	$ (79,589)	$ (271,284)
(Loss) income per share attributable to shareholders:
(Loss) income per share attributable to shareholders, Continuing operations, Basic and Diluted	$ (1.47)	$ (2.43)
(Loss) income per share attributable to shareholders, Discontinued operations, Basic and Diluted	0.16	(2.75)
(Loss) income per share attributable to shareholders, Basic and Diluted loss per share	$ (1.31)	$ (5.17)
Weighted average shares basic and diluted
Weighted average shares, Basic and Diluted	60,652,999	52,367,444
Product Revenue
Revenues	$ 1,942	$ 439
Royalty Revenue
Revenues	820	$ 763
Licensing and Contract Revenue
Revenues	$ 25,000